Risk Management And Hedging Activities (Schedule Of Changes In Derivative Instruments Not Designated As Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commodity Contract [Member]
Derivative [Line Items]
Gains (losses) from commodity derivative activity, net - affiliates	$ 6.8	$ 5.3	$ (53.4)
Commodity Contract [Member] | Affiliates [Member]
Derivative [Line Items]
Realized	1.7	(1.2)
Unrealized	(0.8)	(1.1)	(2.9)
Third Party [Member] | Commodity Contract [Member]
Derivative [Line Items]
Realized	(36.4)	15.9	26.3
Unrealized	43.2	(10.6)	(79.7)
Third Party [Member] | Commodity Contract [Member] | Affiliates [Member]
Derivative [Line Items]
Gains (losses) from commodity derivative activity, net - affiliates	0.9	(2.3)	(2.9)
Third Party [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Realized	(4.6)	(1.5)
Unrealized	5.2	3.1
Gains (losses) from commodity derivative activity, net - affiliates	$ 0.6	$ 1.6